UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			02-16-10
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $9,972,691
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP COM           COM              03060R101   673047 35349099.00 SH    Sole              32150322.00        3198777.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   389360  3925.00 SH       Sole                  3913.00             12.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702   793592 241507.00 SH      Sole                216327.00          25180.00
BRISTOL MYERS SQUIBB CO COM    COM              110122108      356 14100.00 SH       Sole                                   14100.00
BURLINGTON NORTHERN SANTA FE C COM              12189T104   539057 5466000.00 SH     Sole               5457200.00           8800.00
CIT GROUP INC.                 COM              125581801   395412 14321338.00 SH    Sole              12915038.29        1406300.00
CITIGROUP INC COM              COM              172967101   710651 214698274.00 SH   Sole             195718100.00        18980174.0
COCA COLA CO COM               COM              191216100      735 12900.00 SH       Sole                                   12900.00
COMCAST CORP CL A              COM              20030N101   152273 9031600.00 SH     Sole               8428000.00         603600.00
COMCAST CORP SPECIAL CL A      COM              20030N200   232480 14520900.00 SH    Sole              14513900.00           7000.00
DAILY JOURNAL CORP COM         COM              233912104     1026 16550.00 SH       Sole                                   16550.00
FOREST LABS INC COM            COM              345838106   440951 13732500.00 SH    Sole              13644600.00          87900.00
HERTZ GLOBAL HOLDINGS INC COM  COM              42805T105   704936 59138966.00 SH    Sole              53068414.00        6070552.00
HUMANA INC COM                 COM              444859102   696956 15879600.00 SH    Sole              14052900.00        1826700.00
LEUCADIA NATL CORP COM         COM              527288104   481691 20247644.00 SH    Sole              15170149.00        5077495.00
MARSHALL & ILSLEY CORP         COM              571837103    22844 4191600.00 SH     Sole               4145200.00          46400.00
PENN WEST ENERGY TR TR UNIT    COM              707885109      266 15129.15 SH       Sole                                   15129.15
PFIZER INC COM                 COM              717081103     1703 93600.00 SH       Sole                                   93600.00
REGIONS FINANCIAL CORP         COM              7591EP100   229392 43363404.00 SH    Sole              42073504.00        1289900.00
RSC HOLDINGS, INC.             COM              74972L102    76128 10813600.00 SH    Sole               9486800.00        1326800.00
SEARS HLDGS CORP COM           COM              812350106  1247714 14951639.00 SH    Sole              13948771.00        1002868.00
SEARS HOLDING  CLL OPT         CALL             812350906     5558 66600.00 SH       Sole                                   66600.00
SPIRIT AEROSYSTEMS HLDGS INC C COM              848574109   544862 27435154.00 SH    Sole              24996014.00        2439140.00
ST JOE CO COM                  COM              790148100   775219 26833468.00 SH    Sole              24595902.00        2237566.00
TAL INTL GROUP INC COM         COM              874083108    30199 2402742.00 SH     Sole               2402742.00
UNITED RENTALS INC COM         COM              911363109    44801 4566862.00 SH     Sole               4566862.00
WELLCARE HEALTH PLANS INC COM  COM              94946T106   289772 7882809.00 SH     Sole               5411111.00        2471698.00
WELLPOINT INC COM              COM              94973V107   442584 7592794.00 SH     Sole               7450755.00         142039.00
WHITE MTNS INS GROUP LTD       COM              G9618E107     2453 7374.00 SH        sole		   7374.00
WINTHROP RLTY TR SH BEN INT    COM              976391300    46673 4297670 SH        Sole               3200804.00        1096866.00